GRANTS RECEIVABLE (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 15, 2023	Jun. 30, 2016	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Grants receivable from CPRIT			$ 0	$ 1,610,490
Award amount		$ 18,700,000	16,100,000
Grant
Subsequent Event [Line Items]
Grants receivable from CPRIT			$ 0	$ 1,600,000
Award amount	$ 1,500,000